Goodwill and intangible assets - Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 20,163	$ 24,357
Amortisation, intangible assets other than goodwill	1,070	814	$ 696
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	5,590	12,986
Present value of in-force long-term insurance business
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	8,945	7,149	$ 6,610	$ 6,532
Capitalisation, intangible assets other than goodwill	1,225	1,117
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	5,628	4,222
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Intangible assets	4,829	3,632
Capitalisation, intangible assets other than goodwill	2,086	1,781
Amortisation, intangible assets other than goodwill	$ 947	$ 687